Financial Risk Management Objectives and Policies - Equity Price Risk Sensitivity Analysis Assuming 10% Increase/(Decrease) in Underlying Prices (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Equity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Statement of profit or loss	¥ 61	$ 10	¥ 626